Basis Of Presentation	9 Months Ended
Sep. 30, 2012
Basis Of Presentation

1. BASIS OF PRESENTATION

Basis of Consolidation

The unaudited interim condensed consolidated financial statements include the accounts of Baidu, Inc. (“Baidu” or the “Company”), its wholly-owned subsidiaries, its majority-owned subsidiaries, its variable interest entities (“VIEs”) and the wholly-owned subsidiaries of the VIEs.

The wholly-owned subsidiaries include:

•	Baidu Holdings Ltd. (“Baidu Holdings”),

•	Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”),

•	Baidu Japan Inc. (“Baidu Japan”),

•	Baidu (Hong Kong) Limited (“Baidu HK”),

•	Baidu International Technology (Shenzhen) Co., Ltd. (“Baidu International”),

•	Baidu (China) Co., Ltd. (“Baidu China”),

•	Baidu.com Times Technology (Beijing) Co., Ltd. (“Baidu Times”),

•	Hyakudo Inc. (“Hyakudo”),

•	Baido, Inc. (“Baido”),

•	Baidu USA LLC,

•	Baidu Cloud Computing Technology (Beijing) Co., Ltd., and

•	Baidu Cloud Computing Technology (Shanxi) Co., Ltd.

The majority-owned subsidiaries include:

•	B.D. Mobile Telecommunication Limited (“B.D. Mobile”) and its wholly-owned subsidiaries, and

•	Qunar Cayman Islands Limited (“Qunar”) and its wholly-owned subsidiaries

The VIEs include:

•	Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”),

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”),

•	Beijing BaiduPay Science and Technology Co., Ltd. (“BaiduPay”),

•	Baidu HR Consulting (Shanghai) Co., Ltd. (“Baidu HR”), and

•	Other VIEs effectively controlled by Qunar and B.D. Mobile

The wholly-owned subsidiaries of the VIEs include:

•	Peng Huan Asset Management (Beijing) Co., Ltd., and

•	Subsidiaries of the VIEs effectively controlled by Qunar and B.D. Mobile

The Company, its wholly-owned and majority-owned subsidiaries, VIEs and wholly-owned subsidiaries of the VIEs are hereinafter collectively referred to as the “Group.” The Group offers Internet search solutions and online marketing solutions, operates an online payment platform which enables customers to make payments online, develops and markets scalable web application software and provides related services, as well as provides human resource related services including employment agency services. The Group’s principal geographic markets are in the PRC. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned and majority-owned subsidiaries, VIEs and wholly-owned subsidiaries of the VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of Internet content, advertising and employment agency businesses. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides online advertising services in the PRC through the VIEs, the PRC legal entities that were established by the individuals authorized by the Group. The paid-in capital of the VIEs was funded by the Group through loans extended to the authorized individuals. The Group has entered into certain exclusive agreements with the VIEs through Baidu Online and certain other subsidiaries (collectively “the Primary Beneficiaries”), which obligate the Primary Beneficiaries to absorb a majority of the risk of loss from the VIEs’ activities and entitle the Primary Beneficiaries to receive a majority of their residual returns. In addition, the Group has entered into certain agreements with the shareholders of the VIEs through the Primary Beneficiaries, including loan agreements for the paid-in capital of the VIEs, proxy agreements or power of attorney agreements to direct the activities that most significantly affect the economic performance of the VIEs, option agreements to acquire the equity interests in the VIEs when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiaries and the VIEs through the aforementioned agreements with the shareholders of the VIEs. The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. In addition, through the other exclusive agreements, which consist of operating agreements, technology consulting and services agreements and license agreements, the Primary Beneficiaries demonstrates their ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) subtopic 810-10 (“ASC 810-10”), Consolidation: Overall, because the Company holds all the variable interests of the VIEs through the Primary Beneficiaries.

The management believes that, (i) the ownership structure of the Company and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects. However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the aforementioned agreements. In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs and their subsidiaries.

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s condensed consolidated balance sheets and condensed consolidated statements of comprehensive income:

	As of December 31, 2011	As of September 30, 2012
	RMB	RMB	US$
Total assets	1,808,784	2,477,908	394,270
Current	1,008,640	1,062,431	169,048
Non-current	800,144	1,415,477	225,222

Total liabilities	1,456,328	1,978,806	314,856
Current	1,342,268	1,667,115	265,261
Non-current	114,060	311,691	49,595

	For the nine months ended
	September 30, 2011	September 30, 2012
	RMB	RMB	US$
Total revenues	2,812,050	4,484,424	713,535
Net income	171,500	149,291	23,754

As of September 30, 2012, there was no pledge or collateralization of the VIEs or their subsidiaries’ assets. The amount of the net assets of the VIEs, which are restricted under PRC laws and regulations, was RMB499,102 (US$79,414) as of September 30, 2012.

The unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). All inter-company transactions and balances among the Company, its wholly-owned and majority-owned subsidiaries, VIEs and subsidiaries of the VIEs are eliminated upon consolidation.

Unaudited Interim Condensed Consolidated Financial Statements

In the opinion of management, the unaudited interim condensed consolidated financial statements, which comprise the condensed consolidated balance sheet of the Company as of September 30, 2012, the condensed consolidated statements of comprehensive income and the condensed consolidated statements of cash flows for the nine-month periods ended September 30, 2011 and 2012, reflect all adjustments, consisting of normal and recurring adjustments, necessary to present fairly the Company’s consolidated financial position as of September 30, 2012, the Company’s consolidated results of operations and consolidated cash flows for the nine-month periods ended September 30, 2011 and 2012. Interim period results are not necessarily indicative of results of operations or cash flows for a full-year period. The consolidated balance sheet data as of December 31, 2011 was derived from the Company’s audited financial statements, but does not include all disclosures required by U.S. GAAP for annual financial statements.

These financial statements and the notes thereto should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2011.

Use of Estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company or its subsidiaries’ ordinary shares, fair values of certain equity investments, the purchase price allocation and fair value of noncontrolling interests with respect to the business combinations, deferred tax valuation allowance, and consolidation of VIEs, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Currency Translation for Financial Statements Presentation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the noon buying rate of RMB6.2848 per US$1.00 on September 28, 2012 as published on the website of the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into the US$ amounts at such rate.